Long-term debt and capital lease obligations - Bonds (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Outstanding borrowings	€ 6,136,946,000	€ 6,678,407,000
Bonds
Long-term Debt and Capital Lease Obligations.
Outstanding borrowings	€ 3,671,302,000	€ 3,810,483,000